Reclamation Provision	12 Months Ended
Dec. 31, 2023
Restructuring provision [abstract]
Reclamation Provision

14. Reclamation Provision
Changes to the reclamation and closure provision related to the Las Chispas Operation were as follows:

	2023	2022
Balance, beginning of year	$4,590	$2,713
Accretion of reclamation provision	493	243
Revisions in estimates and obligations	772	1,634
Balance, end of year	$5,855	$4,590
The inflated and discounted provisions on the statement of financial position as at December 31, 2023, using an inflation rate of 4.7% (2022 – 4.6%) and a discount rate of 9.4% (2022 - 8.9%) being the risk-free rate based on the Bank of Mexico's 10 year bond rate, was $5.9 million (2022 - $4.6 million). Revisions made to the reclamation obligations in 2023 were primarily a result of increased site disturbance at the mine as well as revisions to the estimate based on periodic reviews of closure plans. The majority of reclamation expenditures are expected to be incurred in 2031 and 2032.
The accretion expense charged to 2023 earnings as finance expense was $0.5 million (2022 - $0.2 million). There were no reclamation expenditures paid during the current or comparative year.